Quarterly Holdings Report
for
Fidelity Advisor® Energy Fund
April 30, 2025
ANR-NPRT3-0625
1.800328.121
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 9.6%
Energy - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
Canadian Natural Resources Ltd	1,341,100	38,483,908
Cenovus Energy Inc	2,707,700	31,877,246
Imperial Oil Ltd (a)	166,400	11,224,094
Suncor Energy Inc (a)	90,800	3,206,914

TOTAL CANADA		84,792,162
FRANCE - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA (b)	70,300	1,298,520
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	349,356	1,806,655
UNITED KINGDOM - 2.7%
Energy - 2.7%
Energy Equipment & Services - 2.7%
Subsea 7 SA	54,900	825,869
TechnipFMC PLC	827,800	23,319,126

TOTAL UNITED KINGDOM		24,144,995
UNITED STATES - 87.2%
Energy - 83.6%
Energy Equipment & Services - 8.3%
Baker Hughes Co Class A	551,500	19,523,100
National Energy Services Reunited Corp (b)	2,290,871	14,272,126
Schlumberger NV	1,018,118	33,852,424
Valaris Ltd (a)(b)	196,800	6,358,608
		74,006,258
Oil, Gas & Consumable Fuels - 75.3%
Antero Resources Corp (b)	460,000	16,021,800
Cheniere Energy Inc	211,500	48,879,765
Chevron Corp	389,008	52,928,428
Chord Energy Corp	37,730	3,404,378
ConocoPhillips	292,150	26,036,408
Diamondback Energy Inc	189,700	25,042,297
Energy Transfer LP	2,726,600	45,097,964
EOG Resources Inc	38,786	4,279,259
Expand Energy Corp	110,900	11,522,510
Exxon Mobil Corp	2,103,171	222,157,954
Hess Corp	215,100	27,758,655
Marathon Petroleum Corp	280,678	38,567,964
Northern Oil & Gas Inc	41,830	1,016,469
Occidental Petroleum Corp	485,000	19,113,850
Ovintiv Inc	454,500	15,262,110
Permian Resources Corp Class A	668,000	7,882,400
Phillips 66	103,218	10,740,865
Range Resources Corp	391,200	13,273,416
SM Energy Co (a)	59,800	1,362,842
Targa Resources Corp	158,000	27,002,200
Valero Energy Corp	259,900	30,171,791
Williams Cos Inc/The	367,600	21,530,332
		669,053,657
TOTAL ENERGY		743,059,915

Industrials - 0.4%
Machinery - 0.4%
Chart Industries Inc (b)	26,600	3,590,468
Utilities - 3.2%
Independent Power and Renewable Electricity Producers - 3.2%
Vistra Corp	222,900	28,894,527
TOTAL UNITED STATES		775,544,910
TOTAL COMMON STOCKS (Cost $584,975,349)		887,587,242

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	3,093,382	3,094,000
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	7,048,874	7,049,579
TOTAL MONEY MARKET FUNDS (Cost $10,143,579)			10,143,579

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $595,118,928)	897,730,821
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(7,772,946)
NET ASSETS - 100.0%	889,957,875

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,329,635	81,777,622	82,013,257	54,006	-	-	3,094,000	3,093,382	0.0%
Fidelity Securities Lending Cash Central Fund	18,242,180	451,849,252	463,041,853	48,673	-	-	7,049,579	7,048,874	0.0%
Total	21,571,815	533,626,874	545,055,110	102,679	-	-	10,143,579

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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